Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2020
Computer software	$932	$(524)	$408
Land, transmission and water rights	898	(142)	756
Other	114	(64)	50
Assets under construction	77	—	77
	$2,021	$(730)	$1,291

2019
Computer software	$946	$(576)	$370
Land, transmission and water rights	890	(122)	768
Other	115	(61)	54
Assets under construction	68	—	68
	$2,019	$(759)	$1,260

Schedule of Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2020		2019
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-15	4	3-10	4
Land, transmission and water rights	43-90	56	43-90	58
Other	10-100	12	10-100	12

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2020
Computer software	$932	$(524)	$408
Land, transmission and water rights	898	(142)	756
Other	114	(64)	50
Assets under construction	77	—	77
	$2,021	$(730)	$1,291

2019
Computer software	$946	$(576)	$370
Land, transmission and water rights	890	(122)	768
Other	115	(61)	54
Assets under construction	68	—	68
	$2,019	$(759)	$1,260